Debt and Financing Arrangements (Details)												3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 03, 2026 USD ($) Bitcoin	Feb. 27, 2026 USD ($) Bitcoin	Feb. 26, 2026 USD ($) Bitcoin	Feb. 25, 2026 USD ($) shares	Dec. 16, 2025 USD ($)	Nov. 19, 2025	Oct. 09, 2025 USD ($)	Oct. 01, 2025 USD ($)	Jun. 15, 2025 USD ($)	Mar. 06, 2025 USD ($) Bitcoin $ / shares shares	Feb. 14, 2025 $ / shares shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 $ / shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2026 $ / shares	Jun. 30, 2026	Jun. 30, 2026 Bitcoin	Feb. 28, 2026 Bitcoin	Dec. 31, 2025 $ / shares	Dec. 31, 2025	Dec. 31, 2025 Bitcoin	Oct. 31, 2025 USD ($)	Jun. 16, 2025 USD ($) $ / shares
Debt and Financing Arrangements [Line Items]
Exercise price (in Dollars per share) | $ / shares														$ 15					$ 15
Exercise price (in Dollars per share) | $ / shares																		$ 0.0001	0.0001				$ 0.0001
Loss on extinguishment of debt													$ (9,612,199)		$ (4,005,132)	$ (9,612,199)	$ (9,612,199)
Number of bitcoin held																		1,094		271	271			1,606	1,606
Number of bitcoin repaid														500
Shares value												5,542			5,542		4,849	$ 584
Amount borrowed																	10,000,000
Additional paid in capital												241,003,835			241,003,835		233,924,782	33,537,989
Series B Warrants [Member]
Debt and Financing Arrangements [Line Items]
Number of common stock shares acquired (in Shares) | shares											500,000
Exercise price (in Dollars per share) | $ / shares											$ 0.001
December 2024 Initial Investor Note [Member]
Debt and Financing Arrangements [Line Items]
Principal amount																		$ 20,000,000
Conversion price (in Dollars per share) | $ / shares																		$ 11.5
Outstanding principal																		$ 20,000,000
Contractual interest expense accrual																		200,000
Amortization of debt issuance costs																		200,000
December 2024 Initial Investor Note [Member] | Senior Secured Convertible Note [Member]
Debt and Financing Arrangements [Line Items]
Principal amount																		10,000,000
Amended December 2024 SPA
Debt and Financing Arrangements [Line Items]
Conversion price (in Dollars per share) | $ / shares																											$ 9
Initial Investor Note
Debt and Financing Arrangements [Line Items]
Converted basis percentage																								10.00%
June 2025 Amended Investor Note [Member]
Debt and Financing Arrangements [Line Items]
Principal amount		$ 20,000,000																									$ 20,000,000
Conversion price (in Dollars per share) | $ / shares																							9				$ 9
Carrying amount of the extinguished note									$ 12,800,000
Loss on extinguishment of debt																	9,600,000
Unamortized debt discount									5,800,000
Unamortized debt issuance costs		3,800,000							1,400,000
unamortized premium		1,300,000							2,000,000
Estimated fair value amount of amended note									22,000,000
Outstanding principal																	$ 20,000,000
Interest rate																								12.00%			12.00%
Interest expense recognized													600,000			1,300,000
Contractual interest expense accrual													600,000			1,300,000
Amortization of debt issuance costs													0			0
Maturity date																	Feb. 14, 2028
Cash payment		27,500,000
Special interest due as a result of repayment		7,500,000
Proceeds from the sale		14,400,000
Additional interest expense of debt		1,700,000
Special interest expense		2,400,000															$ 10,000,000
Remaining of special interest		$ 5,100,000
June 2025 Amended Investor Note [Member] | Bitcoin [Member]
Debt and Financing Arrangements [Line Items]
Sale of bitcoin | Bitcoin		200
June 2025 Amended Investor Note [Member] | Series C Warrants [Member]
Debt and Financing Arrangements [Line Items]
Change in fair value of warrents include additional paid-in capital									$ 500,000
December 2024 Initial Investor Note and June 2025 Amended Investor Note
Debt and Financing Arrangements [Line Items]
Unamortized debt discount																		6,636,805
unamortized premium																	1,559,935
Outstanding principal																	20,000,000	20,000,000
Number of bitcoin held																								300
Interest rate																								5.00%
Debt premium																								10.00%
Interest expense recognized																	2,100,000
Contractual interest expense accrual																	2,400,000
Amortization of debt issuance costs																	400,000
March 2025 Investor Note [Member]
Debt and Financing Arrangements [Line Items]
Principal amount										$ 46,300,000			$ 46,300,000			$ 46,300,000
Issuance of common stock, shares (in Shares) | shares										750,000
Exercise price (in Dollars per share) | $ / shares																			$ 15				15
Exercise price (in Dollars per share) | $ / shares										$ 15			$ 15			$ 15
Outstanding principal																	46,279,500
Number of bitcoin held | Bitcoin																						500
Interest rate																								7.00%
Interest expense recognized													$ 500,000		300,000	$ 700,000	1,800,000
Warrants exercisable (in Shares) | shares										925,590			925,590			925,590
Fair value adjustment										$ 59,000,000							$ 47,200,000
Conversion price (in Dollars per share) | $ / shares																	$ 12.5
Number of triggering events																	6
Excess of fair value over net proceeds received																$ 12,700,000	$ 12,800,000
Gain due to changes in fair value																	11,800,000
Warrants issued										3,800,000
Shares value										5,800,000
Fee and cost expenses										$ 9,600,000
Accrued interest rate										7.00%
Quarterly payment of common stock par value (in Dollars per share) | $ / shares										$ 12.5
Interest Paid																								25
Remeasured fair value, recognized as gain			$ 13,200,000												900,000
Carrying value of bitcoin transferre			34,000,000
Remeasured fair value, recognized as loss												5,300,000
Unamortized prepaid interest			$ 200,000
March 2025 Investor Note [Member] | Bitcoin [Member]
Debt and Financing Arrangements [Line Items]
Number of bitcoin held | Bitcoin			500
Sale of bitcoin										475				475
Crypto asset number of units paid										25				25
Number of bitcoin repaid | Bitcoin										500
Two Prime Credit Facility [Member]
Debt and Financing Arrangements [Line Items]
Interest expense recognized												300,000			500,000		100,000
Aggregate commitment amount								$ 45,000,000
Interest rate								8.50%
Maturity date								Sep. 30, 2026
Additional paid in capital												10,000,000			10,000,000
Outstanding principal repaid	$ 20,000,000
February 2026 Investor Note [Member]
Debt and Financing Arrangements [Line Items]
Issuance of common stock, shares (in Shares) | shares				520,000
Interest expense recognized												600,000			700,000
Contractual interest expense accrual												300,000			400,000
Amortization of debt issuance costs												300,000			300,000
Interest rate				10.00%
Maturity date				Feb. 25, 2027
Proceeds from the sale		$ 13,000,000
Aggregate principal amount				$ 13,000,000
Initial commitment shares (in Shares) | shares				520,000
Fair value of initial commitment shares				$ 800,000
Issuance of additional shares (in Shares) | shares				520,000
Asset Pledged as Collateral [Member] | Two Prime Credit Facility [Member]
Debt and Financing Arrangements [Line Items]
Number of bitcoin held | Bitcoin																					281
Asset Pledged as Collateral [Member] | Two Prime Credit Facility [Member] | Bitcoin [Member]
Debt and Financing Arrangements [Line Items]
Number of bitcoin held | Bitcoin																					430
Excess Pledged Collateral [Member] | Two Prime Credit Facility [Member] | Bitcoin [Member]
Debt and Financing Arrangements [Line Items]
Number of bitcoin held | Bitcoin	149
Master Loan Agreement [Member] | Two Prime Credit Facility [Member]
Debt and Financing Arrangements [Line Items]
Principal amount												0			0		$ 10,000,000
Number of bitcoin held					95		105																	200	200
Accrued interest rate						8.50%
Amount borrowed					$ 5,000,000		$ 5,000,000					$ 45,000,000			$ 45,000,000											$ 45,000,000
Interest rate					8.50%		6.50%																			8.50%
Maturity date					Sep. 30, 2026		Sep. 30, 2026
Master Loan Agreement [Member] | Two Prime Credit Facility [Member] | Bitcoin [Member]
Debt and Financing Arrangements [Line Items]
Number of bitcoin held																								200
Maximum [Member] | Initial Investor Note
Debt and Financing Arrangements [Line Items]
Conversion price (in Dollars per share) | $ / shares																							11.5
Maximum [Member] | March 2025 Investor Note [Member]
Debt and Financing Arrangements [Line Items]
Stock price in triggering events (in Dollars per share) | $ / shares																	$ 40
Maximum [Member] | February 2026 Investor Note [Member]
Debt and Financing Arrangements [Line Items]
Prepayment increments stated percentage				100.00%
Weighted average price of bitcoin price thresholds				$ 45,000
Minimum [Member] | Initial Investor Note
Debt and Financing Arrangements [Line Items]
Conversion price (in Dollars per share) | $ / shares																							$ 9
Minimum [Member] | March 2025 Investor Note [Member]
Debt and Financing Arrangements [Line Items]
Stock price in triggering events (in Dollars per share) | $ / shares																	$ 15
Minimum [Member] | February 2026 Investor Note [Member]
Debt and Financing Arrangements [Line Items]
Prepayment increments stated percentage				25.00%
Weighted average price of bitcoin price thresholds				$ 37,000
Series A [Member] | December 2024 Initial Investor Note [Member]
Debt and Financing Arrangements [Line Items]
Issuance of common stock, shares (in Shares) | shares																		869,565
Exercise price (in Dollars per share) | $ / shares																		$ 12.5
Series B [Member] | December 2024 Initial Investor Note [Member]
Debt and Financing Arrangements [Line Items]
Issuance of common stock, shares (in Shares) | shares																		500,000
Exercise price (in Dollars per share) | $ / shares																		$ 0.001
Series C [Member] | December 2024 Initial Investor Note [Member]
Debt and Financing Arrangements [Line Items]
Issuance of common stock, shares (in Shares) | shares																		869,565
Exercise price (in Dollars per share) | $ / shares																		$ 11.5